Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
NOTE 8: PROPERTY, PLANT AND EQUIPMENT

(€’000)	Property	Equipment	Furnitures	Leasehold	Total
Cost:
At 1 January 2018	—	4,537	445	3,059	8,042
Additions	—	564	10	260	833
Reclass BMS SA	—	(1,032)	24	1,007	—
Disposals	—	(123)	(154)	(140)	(417)
Currency translation adjustments	—	1	4	8	13

At 31 December 2018	—	3,947	329	4,195	8,470
Additions	2,810	648	37	167	3,662
Disposals	—	(496)	(59)	(172)	(728)
Currency translation adjustments	—	0	—	4	4

At 31 December 2019	2,810	4,099	307	4,193	11,409

Accumulated depreciation:
At 1 January 2018	—	(3,126)	(229)	(1,395)	(4,750)
Reclass BMS SA	—	786	(24)	(761)	—
Depreciation charge	—	(529)	(49)	(469)	(1,048)
Currency translation adjustments	—	117	93	133	343
Disposals	—	0	(1)	(1)	(1)

At 31 December 2018	—	(2,751)	(211)	(2,494)	(5,456)
Depreciation charge	(399)	(711)	(54)	(455)	(1,619)
Disposals	—	496	59	172	728
Currency translation adjustments	—	(0)	—	(1)	(1)
At 31 December 2019	(399)	(2,967)	(205)	(2,776)	(6,347)

Net book value
Cost	—	3,947	329	4,195	8,471
Accumulated depreciation	—	(2,751)	(211)	(2,494)	(5,456)
At 31 December 2018	—	1,196	117	1,701	3,014

Cost	2,810	4,099	307	4,193	11,409
Accumulated depreciation	(399)	(2,967)	(205)	(2,776)	(6,347)
At 31 December 2019	2,411	1,132	101	1,417	5,061

Property, Plant and Equipment is mainly composed of
right-of-use
on leased offices, facilities and equipment (including vehicles), office furniture, leasehold improvements, and laboratory equipment.
The variance on the total tangible assets as of December 31, 2019 resulted primarily from the capitalization of leases as a right-of-use
on leased buildings (mainly relating to the Group’s headquarter offices as well as R&D and manufacturing facilities) and equipment (including vehicles) under IFRS 16
Leases
as from January 1, 2019. See disclosure note 3 and 27.
Some lease relates to contracts with financial institutions and relate to laboratory and office equipment. All such leases have a maturity of three years. A key common feature is that they include a bargain option to purchase the leased asset at the end of the three-year-lease term. The total of future minimum lease payments at the end of the reporting period, and their present value reported on the balance sheet, are similar amounts.
The acquisition of BMS in 2016 was accounted for as an asset deal. The fair value of the assets acquired is concentrated in one identifiable asset, i.e. the GMP laboratories. A reclass of BMS equipment to Leasehold has been operated in 2018 without having any impact on the net book value. The difference between the purchase price and the net assets of BMS at the date of acquisition is then allocated entirely to the Property, Plant and Equipment.